Operating Segment and Revenue Information - Schedule of Contract Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Receivables from contracts with customers
Trade receivables	¥ 612,439	¥ 575,431
Contract assets
Unbilled receivables	2,574	2,628
Contract liabilities
Deferred income	8,259	8,609
Advance payments	¥ 45	¥ 19